Jan. 31, 2025
AXS Adaptive Plus Fund
AXS ADAPTIVE PLUS FUND
Investment Objective
The investment objective of the AXS Adaptive Plus Fund (the “Fund”) is to seek capital appreciation in rising and falling U.S. equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Adaptive Plus Fund - USD ($)	Investor Class Shares [1]	Class I Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15
[1]	Investor Class Shares are currently not offered and expenses have been estimated for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Adaptive Plus Fund		Investor Class Shares [1]	Class I Shares
Management fees		1.50%	1.50%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses	[2]	0.52%	0.52%
Acquired fund fees and expenses		0.05%	0.05%
Total annual fund operating expenses	[2],[3]	2.32%	2.07%
Fees waived and/or expenses reimbursed	[4]	(0.03%)	(0.03%)
Total annual fund operating expenses after waiving fees and/or reimbursing Expenses	[2],[3],[4]	2.29%	2.04%
[1]	Investor Class Shares are currently not offered and expenses have been estimated for the current fiscal year.
[2]	The costs of investing in one or more equity-linked options purchased by the Fund directly (each, an “Option” and collectively, the “Options”) is an indirect expense that is not included in the above fee table and is not reflected in the expense example. An Option’s returns will be reduced and its losses increased by the operating expenses and management fees of the underlying trading program (as described under “Principal Investment Strategies”) associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns of the Option. Such fees are accrued daily within the Option and deducted from the Option’s value daily. The total indirect costs of investing in Options is estimated to be 0.3125% for the current fiscal year.
[3]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including, for example, options and swap fees and expenses), acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of Investor Class shares and Class I shares of the Fund, respectively. This agreement is in effect through January 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years from the date of the waiver or payment. Any such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AXS Adaptive Plus Fund - USD ($)		One Year	Three Years	Five Years	Ten Years
Investor Class Shares	[1]	232	722	1,238	2,654
Class I Shares		207	646	1,111	2,398
[1]	Investor Class Shares are currently not offered and have been estimated for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in equity-linked call options or swaps that provide exposure to the ProfitScore Capital Management, Inc. (“ProfitScore”) trading program (the “Trading Program”), which is designed to produce the returns of the ProfitScore Regime-Adaptive Long/Short Equity Index (the “Index”). The Index provides varying long and short exposure to U.S. equities and cash equivalents, in an effort to offer risk-adjusted performance greater than that of a portfolio equally distributed across U.S. equities and cash equivalents. Determining Index exposure and allocation is performed in two steps: first, determination of the market environment for U.S. equities (i.e., low volatility or high volatility), and second, capturing the short-term price changes (up and/or down) observed in the respective asset classes (i.e., U.S. equities and cash equivalents) that the Index tracks. Because the Fund cannot invest in the Index directly, the Fund utilizes options and/or swaps to generate returns that correspond directly to the returns of the Trading Program and, indirectly, the Index.

The Trading Program’s (and therefore the Index’s) investment strategy is based on the concept that equity market efficiency is negatively correlated with volatility. When volatility increases, market efficiency declines, and vice versa. The volatility state of the market determines alpha/beta opportunities. Historically, U.S. equity markets experience low levels of volatility approximately 55% of the time. Low volatility periods are commonly known as bull markets, when longer-term uptrends and the majority of market gains occur. The Index’s U.S. equity exposure will attempt to systematically capture beta, which is the return generated from a portfolio that can be attributable to the overall market returns, during low volatility regimes. When volatility is elevated, the Index will adjust its U.S. equity exposure in an attempt to generate alpha, which is a measure of the amount that an investment has returned in comparison to the market or benchmark. The overall goal of the Index is to minimize the effect of U.S. equity volatility on the Index while generating gains in bull or bear markets.

The options and swaps in which the Fund intends to invest are designed to produce returns similar to the Index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty, subject to compliance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s advisor allocates the Fund’s assets not invested in options or swaps or used as collateral for such investments in U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other fixed income securities that are rated investment grade by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or are of comparable quality at time or purchase, to generate income. The Fund may invest directly or indirectly in fixed income securities of any maturity. The Fund may also invest in exchange-traded funds (“ETFs”) or money market funds in order to generate income.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes the Fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com, or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at Net Asset Value per share (“NAV”)

Class I Shares
Highest Calendar Quarter Return at NAV	8.75%	Quarter Ended December 31, 2023
Lowest Calendar Quarter Return at NAV	(3.69)%	Quarter Ended September 30, 2023

Average Annual Total Returns (for Period Ended December 31, 2024)
Average Annual Returns - AXS Adaptive Plus Fund	Label	One Year		Since Inception		Inception Date
Class I Shares	Return Before Taxes	8.75%		7.35%		Sep. 15, 2022
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	7.43%	[1]	6.48%	[1]	Sep. 15, 2022	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	5.58%	[1]	5.38%	[1]	Sep. 15, 2022	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	[2]	21.45%	[2]	Sep. 15, 2022	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
[2]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.